Valuation And Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions For Losses On Long Term Contracts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	[1]	$ 46,778	$ 83,348	$ 130,274
Additions (Charged to Costs and Expenses)	[1]	19,842	14,149	20,775
Deductions (Write-Offs and Actual Losses Incurred)	[1]	20,396	50,719	67,701
Additions Resulting from Acquisitions	[1]	72,448	0	0
Balance at End of Period	[1]	118,672	46,778	83,348
Deduction from inventories		21,659	22,690	43,513
Other accrued expenses		97,013	24,088	39,835
Provisions For Claims And Potential Contractual Penalties And Others
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		5,406	4,484	7,501
Additions (Charged to Costs and Expenses)		801	1,186	158
Deductions (Write-Offs and Actual Losses Incurred)		940	264	3,175
Additions Resulting from Acquisitions		3,274	0	0
Balance at End of Period		8,541	5,406	4,484
Allowance For Doubtful Accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		9,585	7,416	6,738
Additions (Charged to Costs and Expenses)		1,548	2,541	1,554
Deductions (Write-Offs and Actual Losses Incurred)		1,813	372	876
Additions Resulting from Acquisitions		1,988	0	0
Balance at End of Period		11,308	9,585	7,416
Valuation Allowance On Deferred Taxes
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		7,326	6,605	6,540
Additions (Charged to Costs and Expenses)		1,399	798	2,641
Deductions (Write-Offs and Actual Losses Incurred)		473	77	2,576
Additions Resulting from Acquisitions		113,397	0	0
Balance at End of Period		$ 121,649	$ 7,326	$ 6,605

[1]	An amount of $21,659 and $22,690 and $43,513 as of December 31, 2018, 2017 and 2016, respectively, is presented as a deduction from inventories, and an amount of $97,013 and $24,088 and $39,835 as of December 31, 2018, 2017 and 2016, respectively, is presented as part of other payables and accrued expenses.